Summary of Significant Accounting Policies - Contract Assets and Liabilities (Details) - TEMPO AUTOMATION INC - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Summary of Significant Accounting Policies
Revenue recognized from beginning contract liability balance	$ 100,000	$ 500,000
Accounts receivable, net	2,918,000	2,713,000	$ 1,945,000
Contract assets	1,219,000	608,000	990,000
Contract liabilities	175,000	$ 80,000	2,086,000
Other noncurrent assets
Summary of Significant Accounting Policies
Contract assets	$ 0		$ 0